NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nature Of Operations And Going Concern
Net loss	$ 36,410,469	$ 9,359,605